Investment Strategy - Connors Hedged Equity Fund	Mar. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. In an effort to reduce volatility and generate income, the Fund will also write call options on a portion of the equity securities in the Fund’s portfolio. An option is a financial instrument that gives the holder the right, but not the obligation, to buy or sell a security at an agreed-upon price (“exercise price”). A call option gives the holder the right to buy a security at the exercise price. In other words, the Fund will sell call options on securities that it owns, giving the buyer of the call option the right to purchase that security from the Fund at the exercise price in exchange for payment of a premium by the call option purchaser.

The Fund seeks to invest in a diversified portfolio of equity securities, primarily comprised of common stocks of U.S. large-capitalization (i.e., companies that have market capitalizations of greater than $10 billion at the time of initial purchase) and mid-capitalization companies (i.e., companies that have market capitalizations of between $2 billion and $10 billion at the time of initial purchase). The Fund typically invests in approximately 40-50 equity securities that are diversified among market sectors but, depending on the Adviser’s outlook and market conditions, the Fund may focus its investments in particular sectors or areas of the economy.

In selecting securities for the Fund, the Adviser emphasizes companies that exhibit one or more of the following characteristics: fundamental quality (i.e., companies that have had consistent growth over a long period of time, typically maintain lower levels of leverage, and often pay dividends), strong profitability (i.e., companies that have relatively high operating margin, return on invested capital, and/or return on equity), strong free cash flow generation, and proven management teams (i.e., companies that are led by experienced executives). As a result of its investment strategy, the Fund may engage in frequent trading of portfolio securities. The Adviser may determine to sell an equity security if the company is exhibiting deteriorating fundamentals or technical breakdowns, if there has been an alteration of the Adviser’s initial investment thesis (i.e., there has been a change in the Adviser’s outlook with respect to a particular security), if the holding reaches targets set by the Adviser or the Adviser determines such targets are not likely to be reached in a timely manner, or if the Adviser identifies other, more attractive opportunities.

The Fund generally seeks to have call options written on between 25%-75% of the Fund’s equity holdings, but this can vary significantly depending upon the Adviser’s investment outlook or as a result of other factors such as significant inflows into the Fund or rising equity markets resulting in options being exercised and portfolio securities being called away.

Depending on market conditions, the Fund may purchase put options or utilize put spreads on large-cap, broad-based securities indexes (such as the S&P 500®) to seek to offset some of the risk of a potential decline in value of the Fund’s equity holdings. Buying a put option gives the Fund the right to sell a security, or in the case of an option on an index, sell the index, at the exercise price, thereby seeking to limit the Fund’s downside risk to the level of the exercise price. A put spread is an option strategy whereby the Fund purchases a put option and also sells a put option on the same underlying security or index at different exercise prices. By using this combination of option positions, the Adviser seeks to protect the Fund against a decline in the price of the underlying security or index, while using the premium from the sale of the put option as a way to offset some of the cost of purchasing the first option. In addition, the Fund may also purchase and sell put and call options on individual securities for investment purposes, to hedge other investments, or to generate additional option premiums for the Fund. The Fund may sell calls or buy puts on individual securities that the Fund does not hold in its portfolio (i.e., “naked” options), which have the potential for unlimited loss.

The Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”) in order to maintain liquidity or pending the selection of investments. Periodically, the Fund may also invest up to 100% of its assets in Money Market Instruments for temporary defensive purposes.

As noted, above under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. For purposes of the Fund’s 80% policy, the Fund defines equity securities as common stocks and preferred stocks of issuers of any market capitalization, convertible debt securities, American Depositary Receipts, real estate investment trusts, derivative instruments related thereto (including options, or other derivative instruments), and shares of other investment companies, such as ETFs and mutual funds, that invest primarily in equity securities.